400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7897 Fax +1 415 618 5462 edward.baer@blackrock.com

 April 17, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated April 16, 2014, do not differ from those contained in Post-Effective Amendment No. 1,091 to the Trust’s Registration Statement on Form N-1A, filed electronically on April 16, 2014.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7897.

Yours truly,

/s/ Edward Baer__
Edward Baer, Esq.

cc:  Benjamin J. Haskin, Esq.